Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-34785
Entity Registrant Name	XWELL, Inc.
Entity Central Index Key	0001410428
Entity Tax Identification Number	20-4988129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	254 West 31st Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XWEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false